Intangible assets and goodwill	12 Months Ended
Mar. 31, 2019
Intangible assets and goodwill.
Intangible assets and goodwill

20.  Intangible assets and goodwill

	Computer							Intangible
	software and	Intellectual	Agent / Supplier/	Customer	Non compete			under
	Websites	property rights	relationship	relationship	agreement	Trademarks	Goodwill	development	Total
Gross block
At March 31, 2017	1,085,246	56,020	222,169	—	3,200	271,329	653,666	166,627	2,458,257
Acquisitions through business combinations (refer to Note 43)	898	—	—	134,682	16,861	—	307,520	—	459,961
Additions	532,290	—	—	—	—	—	—	475,119	1,007,409
Disposals/adjustment	—	—	—	—	—	—	—	(529,618)	(529,618)
Effects of movements in foreign exchange rates	(462)	278	—	—	—	—	—	—	(184)
At March 31, 2018	1,617,972	56,298	222,169	134,682	20,061	271,329	961,186	112,128	3,395,825
Acquisitions through business combinations (refer to Note 43)	683	—	—	5,654	2,110	—	53,913	—	62,360
Additions	433,075	—	—	—	—	—	—	399,270	832,345
Disposals/adjustment	—	—	—	—	—	—	—	(425,542)	(425,542)
Effects of movements in foreign exchange rates	67	2,911	—	—	—	—	—	—	2,978
At March 31, 2019	2,051,797	59,209	222,169	140,336	22,171	271,329	1,015,099	85,856	3,867,966

At March 31, 2017	596,207	49,768	132,410	—	3,200	67,569	—	—	849,154
Charge for the year	279,564	1,401	17,097	5,986	3,066	13,936	—	—	321,050
Disposals	—	—	—	—	—	—	—	—	—
Effects of movements in foreign exchange rates	79	277	—	—	—	2	—	—	358
At March 31, 2018	875,850	51,446	149,507	5,986	6,266	81,507	—	—	1,170,562
Charge for the year	411,648	1,400	17,097	9,214	4,669	13,937	—	—	457,965
Disposals	—	—	—	—	—	—	—	—	—
Effects of movements in foreign exchange rates	46	2,911	—	—	—	—	—	—	2,958
At March 31, 2019	1,287,544	55,757	166,604	15,200	10,935	95,444	—	—	1,631,485
Net block
At March 31, 2018	742,122	4,852	72,662	—	13,795	189,822	961,186	112,128	2,225,263
At March 31, 2019	764,253	3,452	55,565	125,135	11,237	175,885	1,015,099	85,856	2,236,481

The Group has taken bank guarantee facility against which Computer software and Websites &  intellectual property rights of a subsidiary of the Group amounting to INR 673,445  (March 31, 2018:  INR 667,882) are pledged.

The Company has written off fully depreciated assets from the books of accounts having gross value Nil (March 2018: INR Nil).

Impairment reviews

Goodwill acquired through business combinations having indefinite lives are allocated to the CGUs. For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes and which is not higher than the Group’s operating segment. Carrying amount of goodwill has been allocated to the respective acquired subsidiaries level as follows:

	March 31,
	2018	2019
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	549,996	549,996
Air Travel Bureau Private Limited (formerly known as Air Travel Bureau Limited) (refer to Note 43)	307,520	307,520
Travel.Co.In Limited (refer to Note 43)	—	53,913
Total	961,186	1,015,099

The recoverable amount of all CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on next year’s financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in value in use calculations:

	March 31,
	2018	2019
Discount rate	18%	18%
Terminal Value growth rate	5%	5%
EBITDA margin over next 5 years	10.7% - 56.4%	8.7% - 46.7%

The above discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

Sensitivity change in assumptions

Based on the above,  no impairment was identified as of March 31, 2019 and March 31, 2018 as the recoverable value of the CGUs exceeded the carrying value. An analysis of the calculation’s sensitivity to a change in the key parameters (revenue growth, discount rate and long-term growth rate) based on reasonably probable assumptions, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.